Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $21,352,640.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 21,352,640
Final Prospectus	true